Document and Entity Information	Feb. 22, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 22, 2024
Entity Registrant Name	Ecovyst Inc.
Entity File Number	001-38221
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-3406833
Entity Address Address Line 1	300 Lindenwood Drive
Entity Address City Or Town	Malvern
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19355
City Area Code	484
Local Phone Number	617-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	ECVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This amendment to the Form 8-K filed on February 28, 2024 is being filed to report that on May 8, 2024, the Board appointed Ms. Lorance as a member of the Audit Committee of the Board.
Entity Central Index Key	0001708035